Net revenues (Tables)	12 Months Ended
Dec. 31, 2023
Net revenues
Schedule of net revenues

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net product revenues
From ZKH platform	6,549,947	7,277,260	7,381,501
From GBB platform	950,089	809,660	960,102
	7,500,036	8,086,920	8,341,603
Net service revenues
From ZKH platform	116,692	179,508	307,412
Other revenues	37,863	48,808	72,160
Total	7,654,591	8,315,236	8,721,175